SUBSIDIARY GUARANTORS OF THE NOTES - Consolidated Condensed Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ 91.6	$ 78.8	$ 67.9
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(1,225.9)
Additions to property, plant and equipment	(14.9)	(19.4)	(16.4)
Investments in joint ventures	(2.9)
Proceeds from sales of property, plant and equipment		0.1	1.8
Other	(2.4)	(3.3)	(2.5)
Net cash provided by (used in) investing activities	(1,246.1)	(22.6)	(17.1)
FINANCING ACTIVITIES
Net borrowings under revolver	(11.0)	11.0
Borrowings of long-term debt	1,275.0
Payments of long-term debt	(25.5)	(0.5)	(0.5)
Payments of debt issuance costs	(40.1)
Cash dividends paid	(23.6)	(22.7)	(21.4)
Purchase of common stock for treasury	(14.1)	(67.5)	(52.2)
Proceeds from shares issued under stock incentive plans	11.6	14.1	13.6
Excess tax benefits from stock-based compensation	9.9	3.3	1.4
Contributions from non-controlling interests	1.2
Net cash provided by (used in) financing activities	1,183.4	(62.3)	(59.1)
Effect of foreign exchange rate changes	2.5	(4.3)	(1.7)
Increase (decrease) in cash and cash equivalents	31.4	(10.4)	(10.0)
Cash and cash equivalents at beginning of the year	140.0	150.4	160.4
Cash and cash equivalents at end of the year	171.4	140.0	150.4
Parent Company [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	11.0	32.8	12.8
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(1,160.7)
Additions to property, plant and equipment	(10.8)	(4.6)	(3.1)
Proceeds from sales of property, plant and equipment			1.8
Other	(2.4)	(3.3)
Net cash provided by (used in) investing activities	(1,173.9)	(7.9)	(1.3)
FINANCING ACTIVITIES
Net borrowings under revolver	(11.0)	11.0
Borrowings of long-term debt	1,275.0
Payments of long-term debt	(25.0)
Payments of debt issuance costs	(40.1)
Cash dividends paid	(23.6)	(22.7)	(21.4)
Purchase of common stock for treasury	(14.1)	(67.5)	(52.2)
Proceeds from shares issued under stock incentive plans	11.6	14.1	13.6
Excess tax benefits from stock-based compensation	9.9	3.3	1.4
Net cash provided by (used in) financing activities	1,182.7	(61.8)	(58.6)
Increase (decrease) in cash and cash equivalents	19.8	(36.9)	(47.1)
Cash and cash equivalents at beginning of the year	1.5	38.4	85.5
Cash and cash equivalents at end of the year	21.3	1.5	38.4
Subsidiary Guarantor [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	26.0	9.7	7.7
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	23.6
Additions to property, plant and equipment	(4.1)	(7.1)	(5.0)
Other			(3.0)
Net cash provided by (used in) investing activities	19.5	(7.1)	(8.0)
FINANCING ACTIVITIES
Increase (decrease) in cash and cash equivalents	45.5	2.6	(0.3)
Cash and cash equivalents at beginning of the year	3.0	0.4	0.7
Cash and cash equivalents at end of the year	48.5	3.0	0.4
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	54.6	36.3	47.4
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(88.8)
Additions to property, plant and equipment		(7.7)	(8.3)
Investments in joint ventures	(2.9)
Proceeds from sales of property, plant and equipment		0.1
Other			0.5
Net cash provided by (used in) investing activities	(91.7)	(7.6)	(7.8)
FINANCING ACTIVITIES
Payments of long-term debt	(0.5)	(0.5)	(0.5)
Contributions from non-controlling interests	1.2
Net cash provided by (used in) financing activities	0.7	(0.5)	(0.5)
Effect of foreign exchange rate changes	2.5	(4.3)	(1.7)
Increase (decrease) in cash and cash equivalents	(33.9)	23.9	37.4
Cash and cash equivalents at beginning of the year	135.5	111.6	74.2
Cash and cash equivalents at end of the year	$ 101.6	$ 135.5	$ 111.6